Schedule of aggregate remuneration costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Salaries, wages and incentives	$ 1,433	$ 1,025	$ 2,045
Social security costs	14	21	362
Pension contributions	95	35	175
Short-term compensated absences		8	39
Total	$ 1,542	$ 1,089	$ 2,621